Fair Value Measurements - Summary Of Changes In The Fair Value Of FPA Conversion Option Liabilities (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of January 1, 2021	$ 0
Initial classification of conversion option liability	8,480,557
Change in fair value	(6,115,140)
Fair value as of June 30, 2021	$ 2,365,417